Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	BRIDGEBIO ONCOLOGY THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	256 E. Grand Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Tax Identification Number	39-3690783
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	405-4770
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001869105
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-289940) (the “Registration Statement”), as originally filed on August 29, 2025 and declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on September 10, 2025 is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, which was filed with the SEC on March 5, 2026 and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on August 29, 2025.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	256 E. Grand Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	405-4770
Contact Personnel Name	Pedro J. Beltran